CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Sep. 30, 2020
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents	¥ 1,030,893	¥ 1,182,557
Restricted Cash	130,999	124,749
Cash, Cash Equivalents and Restricted Cash	¥ 1,161,892	¥ 1,307,306